Condensed Consolidated Statements of Comprehensive Income (Unaudited) - Cantor Equity Partners, Inc. - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net income	$ 2,056,168	$ 476,246	$ 3,252,415	$ 440,901	$ 1,537,791	$ (252,866)
Other comprehensive income (loss):
Change in unrealized appreciation (depreciation) of available-for-sale debt securities	2,096	177,761	(79,606)	177,761	94,636
Total other comprehensive income (loss)	2,096	177,761	(79,606)	177,761	94,636
Comprehensive income	$ 2,058,264	$ 654,007	$ 3,172,809	$ 618,662	$ 1,632,427	$ (252,866)